Schedule of Assets - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	36-2090085
EBP, Plan Number	002
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 97,166,494
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	461,431
Employee Benefit Plan, Asset Held for Investment	$ 97,627,925
EBP, Asset held for investment, participant loan, interest rate	1.00%
Participant loans, cost	$ 0
Investment, Identifier [Axis]: Common Stock Fund Methode Electronics, Inc. Methode Electronics, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Methode Electronics, Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares or units held | shares	201,303
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,499,449
Investment, Identifier [Axis]: Investments At Contract Value Lincoln Financial Group Lincoln Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lincoln Financial Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Investments at Contract Value
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares or units held | shares	10,066,794
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,481,871
Investment, Identifier [Axis]: Mutual Funds Dimensional Fund Advisors, Small Cap Value Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	45,829
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,395,938
Investment, Identifier [Axis]: Mutual Funds Nomura Diversified Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	761,658
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,918,083
Investment, Identifier [Axis]: Mutual Funds Nomura Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	122,292
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,383,807
Investment, Identifier [Axis]: Mutual Funds Nuveen Core Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	482,829
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,480,655
Investment, Identifier [Axis]: Mutual Funds T. Rowe Price Dividend Growth Adv
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	74,061
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,039,645
Investment, Identifier [Axis]: Mutual Funds The American Funds Group American Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	256,203
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,610,190
Investment, Identifier [Axis]: Mutual Funds The American Funds Group American Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	148,247
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,822,201
Investment, Identifier [Axis]: Mutual Funds The American Funds Group Europacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	72,307
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,380,340
Investment, Identifier [Axis]: Mutual Funds The American Funds Group Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	210,861
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,989,035
Investment, Identifier [Axis]: Mutual Funds The American Funds Group New Economy Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	64,303
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,737,843
Investment, Identifier [Axis]: Mutual Funds Vanguard FTSE All-World ex US Index Inv
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	95,638
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,371,620
Investment, Identifier [Axis]: Mutual Funds Vanguard Total Stock Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	59,660
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,738,345
Investment, Identifier [Axis]: Mutual Funds Vanguard Vanguard Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	3,800
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,365,562
Investment, Identifier [Axis]: Mutual Funds Vanguard Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Number of shares or units held | shares	7,703
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 951,910
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset held for investment, participant loan, interest rate	9.50%
Mutual Funds and Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 84,684,623
Investments at Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,481,871